Note 7 - Preferred Stock - Allocation of Net Proceeds from Preferred Stock Financing (Details) - USD ($)	6 Months Ended
Jun. 30, 2015
Series C Convertible Preferred Stock [Member]
Net proceeds after transaction costs	$ 2,679,809
Less: Fair value of warrants (recorded to Additional Paid-in Capital)	(1,695,868)
Recorded value of Series C Preferred Shares at June 30, 2015	983,941
Net proceeds after transaction costs	$ 2,679,809